Loans Receivable and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Summary of loans by segments
Total Gross loans	$ 458,636	$ 439,823
Loans in process	(169)	(744)
Net purchase premiums, discounts, and deferred loan costs	845	(156)
Total subtraction from gross loans	676	(900)
Total Loans, Net	459,312	438,923
One-to-four family [Member]
Summary of loans by segments
Total Gross loans	419,240	398,174
Multi-family [Member]
Summary of loans by segments
Total Gross loans	14,990	14,084
Commercial [Member]
Summary of loans by segments
Total Gross loans	13,671	14,844
Construction [Member]
Summary of loans by segments
Total Gross loans	937	1,380
Real estate [Member]
Summary of loans by segments
Total real estate loans	448,838	428,482
Real estate [Member] | One-to-four family [Member]
Summary of loans by segments
Total real estate loans	419,240	398,174
Total Gross loans	419,240	398,174
Real estate [Member] | Multi-family [Member]
Summary of loans by segments
Total real estate loans	14,990	14,084
Total Gross loans	14,990	14,084
Real estate [Member] | Commercial [Member]
Summary of loans by segments
Total real estate loans	13,671	14,844
Total Gross loans	13,671	14,844
Real estate [Member] | Construction [Member]
Summary of loans by segments
Total real estate loans	937	1,380
Total Gross loans	937	1,380
Consumer [Member]
Summary of loans by segments
Total consumer loans	9,798	11,341
Consumer [Member] | Second mortgage [Member]
Summary of loans by segments
Total consumer loans	6,687	7,892
Consumer [Member] | Passbook or certificate [Member]
Summary of loans by segments
Total consumer loans	838	797
Consumer [Member] | Equity lines of credit [Member]
Summary of loans by segments
Total consumer loans	2,218	2,097
Consumer [Member] | Other loans [Member]
Summary of loans by segments
Total consumer loans	$ 55	$ 555